                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
--------------------------------------------------------------------------------
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/05

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

This chart compares your fund's performance to that of the Lehman Brothers Credit Bond Index and the Lipper Corporate BBB-Rated Index from 8/31/95 through 8/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN CORPORATE        LIPPER CORPORATE BBB-      LEHMAN BROTHERS CREDIT
                                                        BOND FUND                  RATED INDEX                 BOND INDEX
                                                  --------------------        ---------------------      ----------------------
8/95                                                       9520                       10000                       10000
                                                           9630                       10117                       10119
12/95                                                     10088                       10591                       10619
                                                           9762                       10375                       10345
                                                           9807                       10420                       10391
                                                           9969                       10649                       10599
12/96                                                     10356                       11040                       10968
                                                          10281                       10966                       10858
                                                          10730                       11423                       11306
                                                          11186                       11867                       11749
12/97                                                     11460                       12175                       12092
                                                          11673                       12388                       12277
                                                          11936                       12640                       12594
                                                          12064                       12796                       13051
12/98                                                     12291                       12904                       13129
                                                          12115                       12877                       13036
                                                          11829                       12727                       12833
                                                          11859                       12725                       12869
12/99                                                     11883                       12761                       12873
                                                          12019                       12998                       13057
                                                          12048                       13066                       13217
                                                          12417                       13399                       13623
12/00                                                     12814                       13762                       14081
                                                          13240                       14226                       14682
                                                          13354                       14292                       14838
                                                          13812                       14665                       15406
12/01                                                     14020                       14789                       15543
                                                          13805                       14744                       15501
                                                          13864                       15017                       15951
                                                          14056                       15380                       16665
12/02                                                     14494                       15851                       17178
                                                          14802                       16252                       17591
                                                          15494                       17037                       18435
                                                          15636                       17097                       18409
12/03                                                     15913                       17396                       18501
                                                          16263                       17831                       19106
                                                          15827                       17346                       18451
                                                          16437                       17995                       19228
12/04                                                     16713                       18318                       19470
                                                          16544                       18179                       19266
                                                          17138                       18676                       19955
8/05                                                      17267                       18819                       20055

                              A SHARES              B SHARES              C SHARES            I SHARES
                           since 9/23/71         since 9/28/92         since 8/30/93        since 8/12/05
----------------------------------------------------------------------------------------------------------
                                     W/MAX                 W/MAX                 W/MAX
                                     4.75%                 4.00%                 1.00%
AVERAGE ANNUAL           W/O SALES   SALES     W/O SALES   SALES     W/O SALES   SALES        W/O SALES
TOTAL RETURNS             CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE        CHARGES

Since Inception            7.88%      7.72%      5.96%      5.96%      5.14%      5.14%         1.11%

10-year                    6.14       5.61       5.65       5.65       5.35       5.35           n/a

5-year                     6.97       5.93       6.14       5.90       6.17       6.17           n/a

1-year                     5.79       0.70       5.01       1.01       5.17       4.17           n/a
----------------------------------------------------------------------------------------------------------

30-Day SEC Yield               3.73%                 3.19%                 3.18%                3.99%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers Credit Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

Van Kampen Corporate Bond Fund is managed by the Adviser's Taxable Fixed Income team.(1) Members of the team include David S. Horowitz, Managing Director of the Adviser and Gerhardt Herbert, Executive Director of the Adviser.

MARKET CONDITIONS

Throughout the reporting period, the Federal Open Market Committee (the "Fed") continued the tightening cycle it began in June of 2004. In a series of eight 25 basis-point increases, the Fed brought the federal funds target rate from 1.50 percent at the start of the reporting period to 3.50 percent at the close. Despite these steady increases, most U.S. Treasury yields see-sawed throughout the period. Overall, the yield curve flattened as the yields of short-and intermediate-term Treasuries rose while those of long-term Treasuries declined.

Within the corporate bond market, the period was generally uneventful until the first quarter of 2005, when General Motors reported lower-than-expected earnings. Shortly thereafter, the beleaguered auto manufacturer saw its debt downgraded to below-investment grade, alongside that of Ford Motor and their financial subsidiaries. Although the travails of the auto industry gave investors pause, generally good corporate earnings announcements and positive economic news helped the market regain its bearings in the following months. The utilities sector garnered the highest gains during the annual period, while the financials sector posted the lowest returns.

As the end of the period approached, it was apparent that the full effects of the Fed's actions had yet to ripple through the economy. For the most part, concerns about rising energy prices and inflation as well as faltering growth had muted the impact of the Fed's rate increases, and the market reflected neither underlying fundamental trends nor a more likely course for Fed policy. Moreover, the final days of the reporting period brought heightened uncertainty and anxiety as Hurricane Katrina unleashed catastrophic devastation to the Gulf Coast. While the long-term economic impact remained immeasurable, the immediate economic impact was most evident in the energy sector, as gasoline and natural gas prices soared.

(1)Team members may change without notice from time to time.

PERFORMANCE ANALYSIS

The fund returned 5.79 percent for the 12 months ended August 31, 2005, (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmarks, the Lehman Brothers Corporate Bond Index and the Lipper Corporate BBB-Rated Index, returned 4.9 percent and 5.23 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

----------------------------------------------------------------------------
                                    LEHMAN BROTHERS   LIPPER CORPORATE
                                    CORPORATE BOND       BBB-RATED
      CLASS A   CLASS B   CLASS C        INDEX             INDEX

       5.79%     5.01%     5.17%         4.9%              5.23%
----------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

The fund's emphasis on medium-quality investment grade credits enhanced performance during the period. As investors sought income, medium-quality credits outpaced higher-quality bonds. (Bonds with higher credit qualities typically offer lower yields.) Additionally, the fund's performance relative to the Lehman index benefited from underweightings in the energy sector and the banking and finance sector.

The fund's overall interest rate strategy produced mixed results for the period. The low level of interest rates across the yield curve at the beginning of the period led us to conclude that they had little room to fall. As a result, we kept the fund's overall interest rate exposure below that of its benchmarks. This posture was unfavorable to the fund's returns early in the period when the market rallied, but was more beneficial during periods of rising rates, especially in the later half of the period.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 8/31/05
AAA/Aaa                                                          14.6%
AA/Aa                                                            13.3
A/A                                                              23.8
BBB/Baa                                                          38.6
BB/Ba                                                             9.4
B/B                                                               0.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/05
Banking                                                          12.1%
U.S. Government Agency Obligations                               10.8
Electric                                                          6.8
Wireline Communications                                           5.6
Noncaptive-Consumer Finance                                       4.8
Noncaptive-Diversified Finance                                    4.3
Automotive                                                        4.1
Healthcare                                                        3.6
Property & Casualty                                               3.5
Diversified Manufacturing                                         3.4
Integrated Energy                                                 2.7
Food/Beverage                                                     2.5
Life Insurance                                                    2.5
Paper                                                             2.3
Media-Noncable                                                    2.2
Railroads                                                         2.2
Media-Cable                                                       1.9
Retail                                                            1.8
Sovereigns                                                        1.8
Natural Gas Pipelines                                             1.3
Wireless Communications                                           1.3
Consumer Products                                                 1.2
Brokerage                                                         1.0
Lodging                                                           1.0
Aerospace & Defense                                               1.0
Environmental & Facilities Services                               1.0
Tobacco                                                           0.8
Construction Machinery                                            0.8
Textile                                                           0.8
Transportation Services                                           0.6
Chemicals                                                         0.6
Building Materials                                                0.5
Independent Energy                                                0.5
Natural Gas Distributors                                          0.4
Real Estate Investment Trusts                                     0.4
Pharmaceuticals                                                   0.3
Supermarkets                                                      0.3
Technology                                                        0.3
Oil Field Services                                                0.1
Entertainment                                                     0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/05
                                       (continued from previous page)
Refining                                                          0.0
                                                                -----
Total Long-Term Investments                                      93.2%
Short-Term Investments                                            5.5
Other Assets in Excess of Liabilities                             1.3
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com.

       In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/05 - 8/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  3/1/05           8/31/05       3/1/05-8/31/05
Class A
  Actual.....................................    $1,000.00        $1,027.87           $5.21
  Hypothetical...............................     1,000.00         1,020.01            5.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,024.01            9.08
  Hypothetical...............................     1,000.00         1,016.21            9.05
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,025.51            9.09
  Hypothetical...............................     1,000.00         1,016.21            9.05
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,011.12            0.38
  Hypothetical...............................     1,000.00         1,001.79            4.34
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.78%, 1.78% and 0.86% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through August 31, 2005.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           CORPORATE BONDS  80.2%
           AEROSPACE & DEFENSE  1.0%
$   992    Raytheon Co. .............................       4.500%   11/15/07     $    993,721
  3,310    Raytheon Co. .............................       6.150    11/01/08        3,475,695
  1,960    Raytheon Co. .............................       8.300    03/01/10        2,253,933
                                                                                  ------------
                                                                                     6,723,349
                                                                                  ------------
           AUTOMOTIVE  4.1%
  2,915    DaimlerChrysler NA Holding Corp. .........       8.500    01/18/31        3,666,761
    355    Ford Motor Credit Co. ....................       7.375    10/28/09          353,816
  6,880    Ford Motor Credit Co. ....................       7.250    10/25/11        6,735,148
  3,535    General Motors Acceptance Corp. ..........       6.875    09/15/11        3,351,611
  7,105    General Motors Acceptance Corp. ..........       8.000    11/01/31        6,590,264
  6,525    General Motors Corp. .....................       8.375    07/15/33        5,513,625
  1,045    Lear Corp. ...............................       8.110    05/15/09        1,089,940
    785    Meritor Automotive, Inc. .................       6.800    02/15/09          777,150
                                                                                  ------------
                                                                                    28,078,315
                                                                                  ------------
           BANKING  12.1%
  5,120    Bank of America Corp. ....................       3.375    02/17/09        4,975,068
  6,000    Bank of Scotland, 144A-Private Placement
           (United Kingdom) (a)......................       3.500    11/30/07        5,909,574
  1,945    Citigroup, Inc. ..........................       6.000    02/21/12        2,106,163
  5,510    Citigroup, Inc. ..........................       5.625    08/27/12        5,855,268
    160    Citigroup, Inc. ..........................       6.625    06/15/32          189,480
  5,355    JPMorgan Chase & Co. .....................       6.750    02/01/11        5,922,132
  5,920    KeyCorp. .................................       6.750    03/15/06        5,994,018
  6,010    Marshall & Ilsley Bank....................       3.800    02/08/08        5,944,972
    905    MBNA America Bank NA......................       7.125    11/15/12        1,040,976
  4,750    MBNA Corp. ...............................       6.125    03/01/13        5,182,421
  4,475    MBNA Corp. (Variable Rate Coupon).........       4.163    05/05/08        4,515,530
  6,160    National City Bank........................       3.375    10/15/07        6,092,129
  5,855    SunTrust Banks, Inc. .....................       5.050    07/01/07        5,938,703
  6,000    U.S. Bancorp..............................       3.950    08/23/07        5,976,900
  2,890    Wachovia Corp. ...........................       4.950    11/01/06        2,911,294
  3,100    Wachovia Corp. ...........................       3.625    02/17/09        3,033,207
  1,690    Washington Mutual Bank FA.................       5.500    01/15/13        1,766,353
  2,960    Washington Mutual, Inc. ..................       8.250    04/01/10        3,372,772
  5,820    Wells Fargo & Co. ........................       5.125    02/15/07        5,889,101
                                                                                  ------------
                                                                                    82,616,061
                                                                                  ------------
           BROKERAGE  0.6%
    380    Goldman Sachs Group, Inc. ................       6.600    01/15/12          419,424
  1,560    Goldman Sachs Group, Inc. ................       5.250    10/15/13        1,603,195
  2,000    Lehman Brothers Holdings, Inc. ...........       8.500    05/01/07        2,132,158
                                                                                  ------------
                                                                                     4,154,777
                                                                                  ------------
           BUILDING MATERIALS  0.5%
  3,380    Masco Corp. ..............................       4.625    08/15/07        3,391,056
                                                                                  ------------

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           CHEMICALS  0.6%
$ 4,050    Sealed Air Corp., 144A-Private Placement
           (a).......................................       5.625%   07/15/13     $  4,175,846
                                                                                  ------------

           CONSTRUCTION MACHINERY  0.8%
  5,460    Caterpillar Financial Services Corp., Ser
           F.........................................       3.625    11/15/07        5,397,483
                                                                                  ------------

           CONSUMER PRODUCTS  1.2%
  3,950    Cendant Corp. ............................       6.250    01/15/08        4,103,663
  4,370    Clorox Co. (Variable Rate Coupon).........       3.525    12/14/07        4,380,235
                                                                                  ------------
                                                                                     8,483,898
                                                                                  ------------
           DIVERSIFIED MANUFACTURING  3.4%
  3,095    Brascan Corp. (Canada)....................       7.125    06/15/12        3,492,964
  2,260    Cooper Industries, Inc. ..................       5.250    07/01/07        2,296,318
  1,450    Hutchison Whampoa International Ltd.,
           144A-Private Placement (Cayman Islands)
           (a).......................................       5.450    11/24/10        1,500,769
  3,610    Hutchison Whampoa International Ltd.,
           144A-Private Placement (Cayman Islands)
           (a).......................................       6.500    02/13/13        3,901,529
    475    Tyco International Group SA
           (Luxembourg)..............................       5.800    08/01/06          480,820
  6,200    Tyco International Group SA
           (Luxembourg)..............................       6.125    11/01/08        6,509,572
  5,050    United Technologies Corp. ................       4.375    05/01/10        5,072,962
                                                                                  ------------
                                                                                    23,254,934
                                                                                  ------------
           ELECTRIC  6.8%
  2,325    Arizona Public Service Co. ...............       6.750    11/15/06        2,391,409
  3,145    Arizona Public Service Co. ...............       5.800    06/30/14        3,372,887
  2,155    Carolina Power & Light Co. ...............       6.800    08/15/07        2,251,846
  2,381    CC Funding Trust I........................       6.900    02/16/07        2,463,521
  1,560    Cincinnati Gas & Electric Co. ............       5.700    09/15/12        1,653,163
  1,495    Detroit Edison Co. .......................       6.125    10/01/10        1,607,542
  1,980    Detroit Edison Co., Ser A, 144A-Private
           Placement (a).............................       4.800    02/15/15        1,976,670
  1,640    Duquesne Light Co., Ser O.................       6.700    04/15/12        1,828,116
  1,580    Entergy Gulf States, Inc. ................       3.600    06/01/08        1,542,911
  4,395    Entergy Gulf States, Inc. (Variable Rate
           Coupon)...................................       3.730    12/01/09        4,411,543
  3,835    Exelon Corp. .............................       6.750    05/01/11        4,232,601
  3,415    FPL Group Capital, Inc. ..................       3.250    04/11/06        3,402,754
    560    Indianapolis Power & Light Co.,
           144A-Private Placement (a)................       6.300    07/01/13          606,893
  1,245    Monongahela Power Co. ....................       5.000    10/01/06        1,255,155
    591    Nevada Power Co. .........................       9.000    08/15/13          666,353
  2,457    Niagara Mohawk Power Corp., Ser F.........       7.625    10/01/05        2,463,429
  2,450    NiSource Finance Corp. ...................       7.625    11/15/05        2,466,192
  2,300    NiSource Finance Corp. (Variable Rate
           Coupon)...................................       4.393    11/23/09        2,312,011

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           ELECTRIC (CONTINUED)
$ 2,390    Pacific Gas & Electric Co. ...............       6.050%   03/01/34     $  2,624,242
    590    PSEG Energy Holdings......................       7.750    04/16/07          609,175
  1,400    PSEG Energy Holdings......................       8.625    02/15/08        1,484,000
    590    TXU Corp., Ser J..........................       6.375    06/15/06          600,602
                                                                                  ------------
                                                                                    46,223,015
                                                                                  ------------
           ENTERTAINMENT  0.1%
    400    Time Warner, Inc. ........................       6.875    05/01/12          445,508
                                                                                  ------------

           ENVIRONMENTAL & FACILITIES SERVICES  1.0%
  1,220    Waste Management, Inc. ...................       7.000    10/15/06        1,252,545
  3,223    Waste Management, Inc. ...................       6.875    05/15/09        3,474,836
  1,745    Waste Management, Inc. ...................       7.375    08/01/10        1,950,010
                                                                                  ------------
                                                                                     6,677,391
                                                                                  ------------
           FOOD/BEVERAGE  2.5%
  4,045    FBG Finance, Ltd., 144A-Private Placement
           (Australia) (a)...........................       5.125    06/15/15        4,079,666
  4,000    General Mills, Inc. ......................       3.875    11/30/07        3,958,520
  3,145    Kraft Foods, Inc. ........................       5.625    11/01/11        3,332,539
  6,015    Miller Brewing Co., 144A-Private Placement
           (a).......................................       4.250    08/15/08        5,980,221
                                                                                  ------------
                                                                                    17,350,946
                                                                                  ------------
           HEALTHCARE  3.6%
  4,835    Aetna, Inc. ..............................       7.375    03/01/06        4,905,146
  1,135    Aetna, Inc. ..............................       7.875    03/01/11        1,314,624
    670    AmerisourceBergen Corp. ..................       8.125    09/01/08          737,000
    465    HCA, Inc. ................................       7.875    02/01/11          512,305
  2,055    HCA, Inc. ................................       6.300    10/01/12        2,108,911
    365    HCA, Inc. ................................       9.000    12/15/14          437,553
  1,010    HCA, Inc. ................................       7.190    11/15/15        1,084,359
  5,365    Health Net, Inc. .........................       9.875    04/15/11        6,420,414
  1,435    Tenet Healthcare Corp. ...................       7.375    02/01/13        1,406,300
  1,840    UnitedHealth Group, Inc. .................       5.200    01/17/07        1,859,695
  2,410    Wellpoint, Inc. ..........................       3.750    12/14/07        2,372,958
  1,510    Wellpoint, Inc. ..........................       4.250    12/15/09        1,498,563
                                                                                  ------------
                                                                                    24,657,828
                                                                                  ------------
           INDEPENDENT ENERGY  0.5%
  1,550    Kerr-McGee Corp. .........................       5.875    09/15/06        1,578,844
  1,540    Kerr-McGee Corp. .........................       6.625    10/15/07        1,596,244
                                                                                  ------------
                                                                                     3,175,088
                                                                                  ------------
           INTEGRATED ENERGY  2.7%
  1,210    Chesapeake Energy Corp., 144A-Private
           Placement (a).............................       6.500    08/15/17        1,240,250
    475    Consumers Energy Co., Ser B...............       5.375    04/15/13          490,317
  1,880    Consumers Energy Co., Ser F...............       4.000    05/15/10        1,829,766
  1,215    Consumers Energy Co., Ser H...............       4.800    02/17/09        1,224,984

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           INTEGRATED ENERGY (CONTINUED)
$   995    Pemex Project Funding Master Trust........       9.125%   10/13/10     $  1,169,125
  3,410    Pemex Project Funding Master Trust........       8.000    11/15/11        3,906,155
  3,400    Pemex Project Funding Master Trust........       7.375    12/15/14        3,843,700
  2,535    Pemex Project Funding Master Trust........       8.625    02/01/22        3,111,713
  1,905    Petro-Canada (Canada).....................       5.350    07/15/33        1,844,853
                                                                                  ------------
                                                                                    18,660,863
                                                                                  ------------
           LIFE INSURANCE  2.5%
    830    AXA Financial, Inc. ......................       6.500    04/01/08          874,068
  6,515    Marsh & McLennan Cos., Inc. ..............       5.875    08/01/33        6,165,131
    190    Metlife, Inc. ............................       6.125    12/01/11          205,911
  2,730    Monumental Global Funding II, 144A-Private
           Placement (a).............................       3.850    03/03/08        2,698,984
    920    Nationwide Financial Services, Inc. ......       6.250    11/15/11        1,004,615
    465    Prudential Hldgs LLC, Ser B, 144A-Private
           Placement (a).............................       7.245    12/18/23          574,784
  5,595    Xlliac Global Funding, 144A-Private
           Placement (a).............................       4.800    08/10/10        5,644,879
                                                                                  ------------
                                                                                    17,168,372
                                                                                  ------------
           LODGING  1.0%
  2,755    Hyatt Equities, LLC, 144A-Private
           Placement (a).............................       6.875    06/15/07        2,828,732
  1,525    Marriott International, Inc., Ser C.......       7.875    09/15/09        1,708,746
  1,085    Marriott International, Inc., Ser E.......       7.000    01/15/08        1,145,289
  1,005    Starwood Hotels & Resorts Worldwide,
           Inc. .....................................       7.375    05/01/07        1,046,456
                                                                                  ------------
                                                                                     6,729,223
                                                                                  ------------
           MEDIA-CABLE  1.9%
  4,455    Comcast Cable Communications, Inc. .......       8.375    05/01/07        4,741,323
  2,625    Comcast Cable Communications, Inc. .......       6.750    01/30/11        2,875,987
    240    Comcast Cable Communications, Inc. .......       7.125    06/15/13          273,126
  2,745    Cox Communications, Inc., 144A-Private
           Placement (a).............................       4.625    01/15/10        2,723,498
  2,315    Echostar DBS Corp. .......................       6.375    10/01/11        2,312,106
    345    Echostar DBS Corp. .......................       6.625    10/01/14          343,706
                                                                                  ------------
                                                                                    13,269,746
                                                                                  ------------
           MEDIA-NONCABLE  2.2%
  2,415    Interpublic Group of Cos., Inc. ..........       5.400    11/15/09        2,281,513
  3,495    Knight Ridder, Inc. ......................       5.750    09/01/17        3,556,921
  2,600    News America Holdings, Inc. ..............       8.875    04/26/23        3,436,303
    510    News America, Inc. .......................       7.125    04/08/28          580,814
    795    News America, Inc. .......................       7.300    04/30/28          922,512
    900    News America, Inc. .......................       7.280    06/30/28        1,043,251
  3,150    WPP Finance Corp. (United Kingdom)........       5.875    06/15/14        3,347,023
                                                                                  ------------
                                                                                    15,168,337
                                                                                  ------------
           NATURAL GAS DISTRIBUTORS  0.4%
  2,570    Sempra Energy.............................       4.621    05/17/07        2,580,930
                                                                                  ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           NATURAL GAS PIPELINES  1.3%
$ 2,230    Consolidated Natural Gas Co., Ser A.......       5.000%   12/01/14     $  2,255,826
  2,485    Consolidated Natural Gas Co., Ser C.......       6.250    11/01/11        2,702,100
  2,115    Ras Laffan Liquefied Natural Gas Co.,
           Ltd., 144A-Private Placement (Qatar)
           (a).......................................       8.294    03/15/14        2,506,992
  1,470    Texas Eastern Transmission Corp. .........       7.000    07/15/32        1,792,884
                                                                                  ------------
                                                                                     9,257,802
                                                                                  ------------
           NONCAPTIVE-CONSUMER FINANCE  4.8%
  4,660    American Express Co. .....................       5.500    09/12/06        4,714,592
  1,520    American General Finance Corp. ...........       4.625    05/15/09        1,519,669
  4,500    American General Finance Corp. ...........       4.625    09/01/10        4,509,864
  6,215    Countrywide Home Loans, Inc. .............       3.250    05/21/08        6,032,683
  1,000    HSBC Finance Corp. .......................       7.875    03/01/07        1,052,470
    800    HSBC Finance Corp. .......................       4.125    12/15/08          794,593
  1,175    HSBC Finance Corp. .......................       4.125    11/16/09        1,161,900
  4,700    HSBC Finance Corp. .......................       6.750    05/15/11        5,200,386
  3,475    Residential Capital Corp., 144A-Private
           Placement (a).............................       6.375    06/30/10        3,550,918
  4,660    SLM Corp. ................................       4.000    01/15/10        4,588,185
                                                                                  ------------
                                                                                    33,125,260
                                                                                  ------------
           NONCAPTIVE-DIVERSIFIED FINANCE  4.3%
  1,165    CIT Group, Inc. ..........................       7.375    04/02/07        1,220,504
    940    CIT Group, Inc. ..........................       3.650    11/23/07          927,419
  1,545    CIT Group, Inc. ..........................       4.750    08/15/08        1,563,209
  6,000    General Electric Capital Corp., Ser A.....       4.250    01/15/08        6,008,742
  5,440    General Electric Capital Corp., Ser A.....       5.875    02/15/12        5,852,787
  2,235    General Electric Capital Corp., Ser A.....       4.750    09/15/14        2,265,143
  3,845    General Electric Capital Corp., Ser A.....       6.750    03/15/32        4,706,941
  6,750    Nationwide Building Society, 144A-Private
           Placement (United Kingdom) (a)............       4.250    02/01/10        6,700,307
                                                                                  ------------
                                                                                    29,245,052
                                                                                  ------------
           OIL FIELD SERVICES  0.1%
    760    Panhandle Eastern Pipe Line Co., Ser B....       2.750    03/15/07          741,594
                                                                                  ------------

           PAPER  2.3%
  2,465    Abitibi-Consolidated, Inc. (Canada).......       8.550    08/01/10        2,532,788
  3,475    Abitibi-Consolidated, Inc. (Canada).......       8.850    08/01/30        3,301,250
  6,420    Bowater Canada Finance (Canada)...........       7.950    11/15/11        6,644,700
  1,915    Sappi Papier Hldg AG, 144A-Private
           Placement (Austria) (a)...................       6.750    06/15/12        2,005,468
  1,100    Weyerhaeuser Co. .........................       6.000    08/01/06        1,114,136
                                                                                  ------------
                                                                                    15,598,342
                                                                                  ------------
           PHARMACEUTICALS  0.3%
  2,000    Abbott Laboratories.......................       5.625    07/01/06        2,024,128
                                                                                  ------------

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           PROPERTY & CASUALTY  3.5%
$ 3,575    AIG Sunamerica Global Financial,
           144A-Private Placement (a)................       6.300%   05/10/11     $  3,901,265
  4,710    Farmers Exchange Capital, 144A-Private
           Placement (a).............................       7.050    07/15/28        5,096,215
  2,721    Farmers Insurance Exchange Surplus,
           144A-Private Placement (a)................       8.625    05/01/24        3,379,966
    575    Hartford Financial Services Group,
           Inc. .....................................       2.375    06/01/06          566,984
  4,610    Mantis Reef Ltd., 144A-Private Placement
           (Australia) (a)...........................       4.692    11/14/08        4,589,891
    900    Platinum Underwriters Hldgs, Ltd.,
           144A-Private Placement (Bermuda) (a)......       6.371    11/16/07          914,695
  3,500    St. Paul Travelers Cos., Inc. ............       5.010    08/16/07        3,534,066
  2,290    Two-Rock Pass Through Trust, 144A-Private
           Placement (Variable Rate Coupon) (Bermuda)
           (a).......................................       4.720    02/11/49        2,276,077
                                                                                  ------------
                                                                                    24,259,159
                                                                                  ------------
           RAILROADS  2.2%
  3,100    Burlington Northern Santa Fe Corp. .......       6.125    03/15/09        3,272,214
  1,670    Burlington Northern Santa Fe Railway
           Co. ......................................       4.575    01/15/21        1,664,922
  1,500    CSX Corp. ................................       6.750    03/15/11        1,654,127
    565    Norfolk Southern Corp. ...................       7.350    05/15/07          592,485
  7,375    Union Pacific Corp. ......................       6.625    02/01/08        7,753,168
                                                                                  ------------
                                                                                    14,936,916
                                                                                  ------------
           REAL ESTATE INVESTMENT TRUSTS  0.4%
    525    EOP Operating LP..........................       4.750    03/15/14          515,751
  1,945    Reckson Operating Partnership LP..........       5.150    01/15/11        1,962,421
                                                                                  ------------
                                                                                     2,478,172
                                                                                  ------------
           REFINING  0.0%
    250    Vintage Petroleum, Inc. ..................       7.875    05/15/11          262,500
                                                                                  ------------

           RETAIL  1.8%
    465    CVS Corp. ................................       5.625    03/15/06          468,090
    800    CVS Corp. ................................       3.875    11/01/07          794,314
  2,000    Federated Department Stores, Inc. ........       6.625    09/01/08        2,121,202
  1,500    Federated Department Stores, Inc. ........       6.300    04/01/09        1,586,708
  2,000    Limited Brands, Inc. .....................       6.950    03/01/33        2,092,148
  2,970    May Department Stores Co. ................       5.950    11/01/08        3,098,194
  1,965    Penney J.C. Co., Inc. ....................       7.400    04/01/37        2,193,791
                                                                                  ------------
                                                                                    12,354,447
                                                                                  ------------
           SUPERMARKETS  0.3%
  1,800    Kroger Co. ...............................       7.250    06/01/09        1,957,347
                                                                                  ------------

           TECHNOLOGY  0.3%
  1,960    LG Electronics, Inc., 144A-Private
           Placement (South Korea) (a)...............       5.000    06/17/10        1,948,838
                                                                                  ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           TEXTILE  0.8%
$ 2,845    Mohawk Industries, Inc., Ser C............       6.500%   04/15/07     $  2,935,619
  2,090    Mohawk Industries, Inc., Ser D............       7.200    04/15/12        2,373,726
                                                                                  ------------
                                                                                     5,309,345
                                                                                  ------------
           TOBACCO  0.8%
  2,770    Altria Group, Inc. .......................       7.000    11/04/13        3,098,190
  1,970    Altria Group, Inc. .......................       7.750    01/15/27        2,377,420
                                                                                  ------------
                                                                                     5,475,610
                                                                                  ------------
           TRANSPORTATION SERVICES  0.6%
  2,300    FedEx Corp. ..............................       2.650    04/01/07        2,243,183
    505    Hertz Corp. ..............................       7.400    03/01/11          500,308
  1,500    Hertz Corp. ..............................       7.625    06/01/12        1,488,681
                                                                                  ------------
                                                                                     4,232,172
                                                                                  ------------
           WIRELESS COMMUNICATIONS  1.3%
  1,860    AT&T Wireless Services, Inc. .............       7.875    03/01/11        2,152,191
    385    AT&T Wireless Services, Inc. .............       8.750    03/01/31          542,221
  6,000    Verizon Wireless Capital LLC..............       5.375    12/15/06        6,089,286
                                                                                  ------------
                                                                                     8,783,698
                                                                                  ------------
           WIRELINE COMMUNICATIONS  5.6%
  5,005    AT&T Corp. (Belgium)......................       9.750    11/15/31        6,581,575
  3,575    Deutsche Telekom International Finance BV
           (Netherlands).............................       8.750    06/15/30        4,845,208
  3,565    France Telecom SA (France)................       9.250    03/01/31        4,999,356
  6,000    SBC Communications, Inc. .................       4.125    09/15/09        5,931,186
  1,500    Sprint Capital Corp. .....................       7.125    01/30/06        1,517,511
  6,650    Sprint Capital Corp. .....................       6.125    11/15/08        6,983,764
    710    Sprint Capital Corp. .....................       8.750    03/15/32          993,829
  1,900    Telecom Italia Capital, (Luxembourg)......       4.000    11/15/08        1,873,666
  3,035    Telecom Italia Capital, 144A-Private
           Placement (Luxembourg) (a)................       4.000    01/15/10        2,957,953
  1,000    Verizon Communications, Inc. .............       7.510    04/01/09        1,097,189
    265    Verizon New England, Inc. ................       6.500    09/15/11          288,585
                                                                                  ------------
                                                                                    38,069,822
                                                                                  ------------
TOTAL CORPORATE BONDS  80.2%...................................................    548,443,170
                                                                                  ------------

           MORTGAGE BACKED SECURITIES  0.4%
  2,010    World Financial Property, 144A-Private
           Placement (a).............................       6.910    09/01/13        2,161,833
    809    World Financial Property, 144A-Private
           Placement (a).............................       6.950    09/01/13          870,089
                                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES...............................................      3,031,922
                                                                                  ------------

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON       MATURITY        VALUE
----------------------------------------------------------------------------------------------
           GOVERNMENT OBLIGATIONS  12.6%
$ 2,835    Russian Federation, 144A-Private Placement
           (a) (c)................................... 5.000/7.500%   03/31/30     $  3,238,988
  5,575    United Mexican States (Mexico)............       8.375    01/14/11        6,514,388
  2,000    United Mexican States (Mexico)............      10.375    02/17/09        2,374,000
 13,150    United States Treasury Bonds..............       6.125    08/15/29       16,707,180
 23,050    United States Treasury Bonds..............       6.375    08/15/27       29,737,220
    500    United States Treasury Bonds..............       8.125    08/15/21          720,937
 28,900    United States Treasury Bonds (STRIPS)
           (b).......................................       0.000    02/15/25       12,368,767
  8,775    United States Treasury Bonds (STRIPS)
           (b).......................................       0.000    02/15/27        3,456,288
 10,685    United States Treasury Notes..............       4.250    08/15/13       10,885,354
                                                                                  ------------
TOTAL GOVERNMENT OBLIGATIONS...................................................     86,003,122
                                                                                  ------------
TOTAL LONG-TERM INVESTMENTS  93.2%
  (Cost $618,034,051)..........................................................    637,478,214
                                                                                  ------------
SHORT-TERM INVESTMENTS  5.5%
REPURCHASE AGREEMENT  5.4%
State Street Bank & Trust Co. ($36,701,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.50%,
  dated 08/31/05, to be sold on 09/01/05 at $36,704,568).......................     36,701,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bills ($650,000 par, yielding 3.350%, 01/12/06 maturity)
  (d)..........................................................................        641,663
                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $37,342,955)...........................................................     37,342,663
                                                                                  ------------
TOTAL INVESTMENTS  98.7%
  (Cost $655,377,006)..........................................................    674,820,877
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%....................................      9,230,776
                                                                                  ------------

NET ASSETS  100.0%.............................................................   $684,051,653
                                                                                  ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Interest only strip.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2005:

                                                                            UNREALIZED
                                                                           APPRECIATION/
FUTURES CONTRACTS                                             CONTRACTS    DEPRECIATION
----------------------------------------------------------------------------------------
LONG CONTRACTS:
U.S. Treasury Bonds Futures, December 2005 (Current Notional
  Value of $118,031 per contract)...........................      136           243,130
U.S. Treasury Notes 10-Year Futures, December 2005 (Current
  Notional Value of $112,078 per contract)..................      723         1,015,785
                                                                -----       -----------
                                                                  859         1,258,915
                                                                -----       -----------
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2005 (Current
  Notional Value of $103,547 per contract)..................      475          (302,149)
U.S. Treasury Notes 2-Year Futures, September 2005 (Current
  Notional Value of $103,656 per contract)..................      229          (154,270)
U.S. Treasury Notes 5-Year Futures, December 2005 (Current
  Notional Value of $108,375 per contract)..................      547          (469,764)
U.S. Treasury Notes 5-Year Futures, September 2005 (Current
  Notional Value of $108,531 per contract)..................      225          (155,849)
                                                                -----       -----------
                                                                1,476        (1,082,032)
                                                                -----       -----------
                                                                2,335       $   176,883
                                                                =====       ===========

SWAP AGREEMENTS OUTSTANDING AT AUGUST 31, 2005:

CREDIT DEFAULT SWAPS

                                                            PAY/
                                                           RECEIVE                NOTIONAL    UNREALIZED
                                               BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY             REFERENCE ENTITY     PROTECTION    RATE        DATE       (000)     DEPRECIATION
----------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
  Markets............  Country Wide
                       Home Loans, Inc.          Sell      0.63%      09/20/10     $2,000       $6,865

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005

ASSETS:
Total Investments, including repurchase agreements of
  $36,701,000 (Cost $655,377,006)...........................  $674,820,877
Cash........................................................           925
Receivables:
  Interest..................................................     8,273,026
  Fund Shares Sold..........................................     3,654,601
Unrealized Appreciation on Swap Contracts...................         6,865
Other.......................................................       128,068
                                                              ------------
    Total Assets............................................   686,884,362
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,072,591
  Distributor and Affiliates................................       392,706
  Investments Purchased.....................................       314,071
  Income Distributions......................................       233,441
  Investment Advisory Fee...................................       227,924
  Variation Margin on Futures...............................       187,897
Accrued Expenses............................................       224,109
Trustees' Deferred Compensation and Retirement Plans........       179,970
                                                              ------------
    Total Liabilities.......................................     2,832,709
                                                              ------------
NET ASSETS..................................................  $684,051,653
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $674,036,464
Net Unrealized Appreciation.................................    19,627,619
Accumulated Undistributed Net Investment Income.............    (3,236,929)
Accumulated Net Realized Loss...............................    (6,375,501)
                                                              ------------
NET ASSETS..................................................  $684,051,653
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $502,604,243 and 74,167,575 shares of
    beneficial interest issued and outstanding).............  $       6.78
    Maximum sales charge (4.75%* of offering price).........           .34
                                                              ------------
    Maximum offering price to public........................  $       7.12
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $123,603,215 and 18,279,315 shares of
    beneficial interest issued and outstanding).............  $       6.76
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $29,189,166 and 4,315,032 shares of
    beneficial interest issued and outstanding).............  $       6.76
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,655,029 and 4,225,491 shares of
    beneficial interest issued and outstanding).............  $       6.78
                                                              ============

*  On sales of $100,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2005

INVESTMENT INCOME:
Interest....................................................  $31,698,803
Other.......................................................      110,281
                                                              -----------
    Total Income............................................   31,809,084
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,109,370, $1,239,788 and $272,932
  respectively).............................................    2,622,090
Investment Advisory Fee.....................................    2,462,952
Shareholder Services........................................    1,414,044
Legal.......................................................       51,786
Custody.....................................................       66,658
Trustees' Fees and Related Expenses.........................       31,747
Other.......................................................      478,894
                                                              -----------
    Total Expenses..........................................    7,128,171
    Less Credits Earned on Cash Balances....................       29,388
                                                              -----------
    Net Expenses............................................    7,098,783
                                                              -----------
NET INVESTMENT INCOME.......................................  $24,710,301
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $13,170,637
  Futures...................................................     (270,419)
                                                              -----------
Net Realized Gain...........................................   12,900,218
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   24,131,475
                                                              -----------
  End of the Period:
    Investments.............................................   19,443,871
    Futures.................................................      176,883
    Swaps...................................................        6,865
                                                              -----------
                                                               19,627,619
                                                              -----------
Net Unrealized Depreciation During the Period...............   (4,503,856)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 8,396,362
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $33,106,663
                                                              ===========

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            AUGUST 31, 2005   AUGUST 31, 2004
                                                            ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  24,710,301     $  23,589,120
Net Realized Gain.........................................      12,900,218         7,409,352
Net Unrealized Appreciation/Depreciation During the
  Period..................................................      (4,503,856)        4,242,092
                                                             -------------     -------------
Change in Net Assets from Operations......................      33,106,663        35,240,564
                                                             -------------     -------------

Distributions from Net Investment Income:
  Class A Shares..........................................     (21,278,452)      (18,155,899)
  Class B Shares..........................................      (4,977,341)       (5,932,410)
  Class C Shares..........................................      (1,142,953)       (1,295,039)
  Class I Shares..........................................         (62,399)              -0-
                                                             -------------     -------------
                                                               (27,461,145)      (25,383,348)
                                                             -------------     -------------

Return of Capital Distribution:
  Class A Shares..........................................             -0-          (148,842)
  Class B Shares..........................................             -0-           (45,956)
  Class C Shares..........................................             -0-           (10,002)
  Class I Shares..........................................             -0-               -0-
                                                             -------------     -------------
                                                                       -0-          (204,800)
                                                             -------------     -------------
Total Distributions.......................................     (27,461,145)      (25,588,148)
                                                             -------------     -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......       5,645,518         9,652,416
                                                             -------------     -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     283,286,242       213,332,113
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      24,492,761        21,916,096
Cost of Shares Repurchased................................    (179,215,837)     (178,594,538)
                                                             -------------     -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     128,563,166        56,653,671
                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS..............................     134,208,684        66,306,087
NET ASSETS:
Beginning of the Period...................................     549,842,969       483,536,882
                                                             -------------     -------------
End of the Period (Including accumulated undistributed net
  investment income of ($3,236,929) and ($2,623,226),
  respectively)...........................................   $ 684,051,653     $ 549,842,969
                                                             =============     =============

 24                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED AUGUST 31,
               CLASS A SHARES                 ------------------------------------------------
                                               2005      2004      2003     2002 (c)     2001
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 6.72    $ 6.58    $ 6.39     $ 6.75     $ 6.43
                                              ------    ------    ------     ------     ------
  Net Investment Income.....................     .29       .33       .33(a)     .37        .41
  Net Realized and Unrealized Gain/Loss.....     .09       .16       .25       (.33)       .33
                                              ------    ------    ------     ------     ------
Total from Investment Operations............     .38       .49       .58        .04        .74
                                              ------    ------    ------     ------     ------
Less:
  Distributions from Net Investment
    Income..................................     .32       .35       .39        .40        .42
  Return of Capital Distributions...........     -0-       -0-(d)    -0-        -0-        -0-
                                              ------    ------    ------     ------     ------
Total Distributions.........................     .32       .35       .39        .40        .42
                                              ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 6.78    $ 6.72    $ 6.58     $ 6.39     $ 6.75
                                              ======    ======    ======     ======     ======

Total Return (b)............................   5.79%     7.55%     9.20%      0.54%     12.10%
Net Assets at End of the Period (In
  millions).................................  $502.6    $394.7    $318.4     $246.5     $221.4
Ratio of Expenses to Average Net Assets.....    .99%      .98%     1.01%      1.03%      1.07%
Ratio of Net Investment Income to Average
  Net Assets................................   4.29%     4.80%     4.98%      5.48%      6.56%
Portfolio Turnover..........................     61%       38%       46%        82%       112%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             25

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED AUGUST 31,
               CLASS B SHARES                 ------------------------------------------------
                                               2005      2004      2003     2002 (c)     2001
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 6.70    $ 6.57    $ 6.38     $ 6.74     $ 6.42
                                              ------    ------    ------     ------     ------
  Net Investment Income.....................     .24       .26       .28(a)     .32        .37
  Net Realized and Unrealized Gain/Loss.....     .09       .16       .25       (.33)       .32
                                              ------    ------    ------     ------     ------
Total from Investment Operations............     .33       .42       .53       (.01)       .69
                                              ------    ------    ------     ------     ------
Less:
  Distributions from Net Investment
    Income..................................     .27       .29       .34        .35        .37
  Return of Capital Distributions...........     -0-       -0-(d)    -0-        -0-        -0-
                                              ------    ------    ------     ------     ------
Total Distributions.........................     .27       .29       .34        .35        .37
                                              ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 6.76    $ 6.70    $ 6.57     $ 6.38     $ 6.74
                                              ======    ======    ======     ======     ======

Total Return (b)............................   5.01%     6.59%     8.38%     -0.22%     11.28%
Net Assets at End of the Period (In
  millions).................................  $123.6    $126.5    $135.6     $112.3     $ 93.8
Ratio of Expenses to Average Net Assets.....   1.75%     1.75%     1.77%      1.78%      1.82%
Ratio of Net Investment Income to Average
  Net Assets................................   3.55%     4.06%     4.23%      4.73%      5.81%
Portfolio Turnover..........................     61%       38%       46%        82%       112%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

 26                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED AUGUST 31,
                CLASS C SHARES                  ---------------------------------------------
                                                2005     2004     2003     2002 (c)     2001
                                                ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $6.71    $6.57    $6.38     $ 6.74     $ 6.42
                                                -----    -----    -----     ------     ------
  Net Investment Income.......................    .24      .27      .28(a)     .32        .37
  Net Realized and Unrealized Gain/Loss.......    .08      .16      .25       (.33)       .32
                                                -----    -----    -----     ------     ------
Total from Investment Operations..............    .32      .43      .53       (.01)       .69
                                                -----    -----    -----     ------     ------
Less:
  Distributions from Net Investment Income....    .27      .29      .34        .35        .37
  Return of Capital Distributions.............    -0-      -0-(e)   -0-        -0-        -0-
                                                -----    -----    -----     ------     ------
Total Distributions...........................    .27      .29      .34        .35        .37
                                                -----    -----    -----     ------     ------
NET ASSET VALUE, END OF THE PERIOD............  $6.76    $6.71    $6.57     $ 6.38     $ 6.74
                                                =====    =====    =====     ======     ======

Total Return (b)..............................  5.17%(d) 6.59%(d) 8.38%     -0.22%     11.28%
Net Assets at End of the Period (In
  millions)...................................  $29.2    $28.6    $29.6     $ 23.4     $ 18.9
Ratio of Expenses to Average Net Assets.......  1.71%(d) 1.73%(d) 1.77%      1.78%      1.84%
Ratio of Net Investment Income to Average Net
  Assets......................................  3.59%(d) 4.07%(d) 4.22%      4.73%      5.79%
Portfolio Turnover............................    61%      38%      46%        82%       112%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

(e) Amount is less than $.01.

See Notes to Financial Statements                                             27

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                     AUGUST 12, 2005
                       CLASS I SHARES                        (COMMENCEMENT OF OPERATIONS) TO
                                                                     AUGUST 31, 2005
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................              $6.72
                                                                          -----
  Net Investment Income.....................................                .03
  Net Realized and Unrealized Gain..........................                .06
                                                                          -----
Total from Investment Operations............................                .09
Less Distributions from Net Investment Income...............                .03
                                                                          -----
NET ASSET VALUE, END OF THE PERIOD..........................              $6.78
                                                                          =====

Total Return (a)............................................              1.11%*
Net Assets at End of the Period (In millions)...............              $28.7
Ratio of Expenses to Average Net Assets.....................               .86%
Ratio of Net Investment Income to Average Net Assets........              4.32%
Portfolio Turnover..........................................                61%

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*   Non-Annualized

 28                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. The Fund commenced investment operations on September 23, 1971. The distribution of the Fund's Class B, Class C, and Class I Shares commenced on September 28, 1992, August 30, 1993, and August 12, 2005, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $12,985,784. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $5,997,297 which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$5,560,726..................................................  August 31, 2011
   436,571..................................................  August 31, 2012

    At August 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $658,428,892
                                                              ============
Gross tax unrealized appreciation...........................  $ 23,341,457
Gross tax unrealized depreciation...........................    (6,944,532)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,396,925
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005           2004
Distribution paid from:
  Ordinary Income...........................................  $27,486,058    $25,453,701
  Return of Capital.........................................           --        204,800
                                                              -----------    -----------
                                                              $27,486,058    $25,658,501
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to distributions in excess of book income for the fiscal year 2005

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

totaling $556,619 was reclassified to capital from accumulated undistributed net investment income. In addition, permanent book and tax differences of $93 related to the Fund's investments in other regulated investment companies and $99,410 related to fee income received on tender offers were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent book and tax difference of $20,475 related to the recognition of net realized losses on paydowns of mortgage pool obligations and $1,659,550 related to book to tax amortization differences were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of gains or losses recognized for tax purposes on open futures transactions at August 31, 2005 and the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2005, the Fund's custody fee was reduced by $29,388 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Next $750 million...........................................     .35%
Over $1.250 billion.........................................     .22%

    Effective November 1, 2004, the management fee was reduced from .50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the year ended August 31, 2005, the Fund recognized expenses of approximately $41,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $36,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $1,216,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $81,400 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At August 31, 2005, capital aggregated $497,998,156, $119,236,940, 28,429,426 and $28,371,942 for Classes A, B, C and I, respectively. For the year ended August 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   32,548,636    $ 218,937,427
  Class B...................................................    4,094,787       27,489,442
  Class C...................................................    1,210,343        8,129,287
  Class I...................................................    4,275,162       28,730,086
                                                              -----------    -------------
Total Sales.................................................   42,128,928    $ 283,286,242
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,871,301    $  19,334,322
  Class B...................................................      631,406        4,241,852
  Class C...................................................      127,119          854,183
  Class I...................................................        9,204           62,404
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,639,030    $  24,492,761
                                                              ===========    =============
Repurchases:
  Class A...................................................  (19,990,174)   $(134,416,986)
  Class B...................................................   (5,319,881)     (35,708,060)
  Class C...................................................   (1,294,715)      (8,693,560)
  Class I...................................................      (58,875)        (397,231)
                                                              -----------    -------------
Total Repurchases...........................................  (26,663,645)   $(179,215,837)
                                                              ===========    =============

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    At August 31, 2004, capital aggregated $394,552,366, $123,314,283 and
$28,163,268 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   25,621,755    $ 171,882,313
  Class B...................................................    4,692,580       31,438,594
  Class C...................................................    1,492,686       10,011,206
                                                              -----------    -------------
Total Sales.................................................   31,807,021    $ 213,332,113
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,402,750    $  16,118,720
  Class B...................................................      721,928        4,835,848
  Class C...................................................      143,536          961,528
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,268,214    $  21,916,096
                                                              ===========    =============
Repurchases:
  Class A...................................................  (17,650,117)   $(118,163,230)
  Class B...................................................   (7,184,406)     (47,954,023)
  Class C...................................................   (1,866,395)     (12,477,285)
                                                              -----------    -------------
Total Repurchases...........................................  (26,700,918)   $(178,594,538)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended August 31, 2005 and 2004, 1,420,934 and 618,613 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended August 31, 2005 and 2004, 46,298 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A shares and repurchases of Class C shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                  CONTINGENT
                                                                   DEFERRED
                                                                 SALES CHARGE
                                                               AS A PERCENTAGE
                                                               OF DOLLAR AMOUNT
                                                              SUBJECT TO CHARGE
                                                              ------------------
YEAR OF REDEMPTION                                            CLASS B    CLASS C
First.......................................................   4.00%      1.00%
Second......................................................   4.00%       None
Third.......................................................   3.00%       None
Fourth......................................................   2.50%       None
Fifth.......................................................   1.50%       None
Sixth and Thereafter........................................    None       None

    For the year ended August 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $663,800 and CDSC on redeemed shares of approximately $239,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $472,313,339 and $342,351,297, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended August 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2004..............................      845
Futures Opened..............................................    8,531
Futures Closed..............................................   (7,041)
                                                               ------
Outstanding at August 31, 2005..............................    2,335
                                                               ======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap, as in the case of the Fund, is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swaps on the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,662,700 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2005, are payments retained by Van Kampen of approximately $985,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $221,500.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CORPORATE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Corporate Bond Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Corporate Bond Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Corporate Bond Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP
                                                               Chicago, Illinois
                                                                October 12, 2005

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             78       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of
1800 Swift Drive                                          Blistex Inc., a consumer                funds in the Fund
Oak Brook, IL 60523                                       health care products                    Complex.
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         76       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of
Suite 130                                                 Executive Officer of the                funds in the Fund
Dana Point, CA 92629                                      Allstate Corporation                    Complex. Director of
                                                          ("Allstate") and Allstate               Amgen Inc., a
                                                          Insurance Company. Prior                biotechnological
                                                          to January 1995,                        company, and Director
                                                          President and Chief                     of Valero Energy
                                                          Executive Officer of                    Corporation, an
                                                          Allstate. Prior to August               independent refining
                                                          1994, various management                company.
                                                          positions at Allstate.

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)                Trustee      Trustee     President of CAC, L.L.C.,      78       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                                offering capital                        funds in the Fund
Suite 980                                                 investment and management               Complex. Director of
San Diego, CA 92122-6223                                  advisory services. Prior                Stericycle, Inc.,
                                                          to February 2001, Vice                  Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation, and
                                                          Inc., a global                          Trustee of The Scripps
                                                          distributor of wire,                    Research Institute.
                                                          cable and communications                Prior to January 2005,
                                                          connectivity products.                  Trustee of the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior
                                                          private investments in                  to January 2004,
                                                          other companies.                        Director of TeleTech
                                                                                                  Holdings Inc. and Arris
                                                                                                  Group, Inc. Prior to
                                                                                                  May 2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Director of IMC Global
                                                                                                  Inc. Prior to July
                                                                                                  2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero
                                                                                                  Mexico (GAM).


VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            76       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of
233 South Wacker Drive                                    executive search firm.                  funds in the Fund
Suite 7000                                                Trustee on the University               Complex.
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of      76       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of
Washington, DC 20009                                      of the United States, an                funds in the Fund
                                                          independent U.S.                        Complex.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President       78       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of
Galena, IL 61036                                          Officer of Pocklington                  funds in the Fund
                                                          Corporation, Inc., an                   Complex. Director of
                                                          investment holding                      the Lake Forest Bank &
                                                          company. Director of the                Trust.
                                                          Marrow Foundation.

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson            76       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of
Winter Park, FL 32789                                     Services, Inc., a                       funds in the Fund
                                                          financial planning                      Complex.
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (64)        Trustee      Trustee     President Emeritus and         78       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of
Chicago, IL 60637                                         University of Chicago and               funds in the Fund
                                                          the Adam Smith                          Complex. Director of
                                                          Distinguished Service                   Winston Laboratories,
                                                          Professor in the                        Inc.
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications           76       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of
Harwood, MD 20776                                         Academy of                              funds in the Fund
                                                          Sciences/National                       Complex. Director of
                                                          Research Council, an                    Fluor Corp., an
                                                          independent, federally                  engineering,
                                                          chartered policy                        procurement and
                                                          institution, from 2001 to               construction
                                                          November 2003 and Chief                 organization, since
                                                          Operating Officer from                  January 2004 and
                                                          1993 to 2001. Director of               Director of Neurogen
                                                          the Institute for Defense               Corporation, a
                                                          Analyses, a federally                   pharmaceutical company,
                                                          funded research and                     since January 1998.
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        78       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of
Chicago, IL 60606                                         Meagher & Flom LLP, legal               funds in the Fund
                                                          counsel to funds in the                 Complex. Director of
                                                          Fund Complex.                           the Abraham Lincoln
                                                                                                  Presidential Library
                                                                                                  Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and        Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive  since 2003  Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                          since 2003, and previously Executive Vice President of funds in the Fund Complex from 2003-2005. Managing Director of
                                                               Morgan Stanley and Morgan Stanley & Co. Incorporated.
                                                               Managing Director of Morgan Stanley Investment Management
                                                               Inc. Chief Administrative Officer, Managing Director and
                                                               Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                               Stanley Services Company Inc. and Managing Director and
                                                               Director of Morgan Stanley Distributors Inc. Chief Executive
                                                               Officer and Director of Morgan Stanley Trust. Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional and Retail Morgan Stanley Funds; Director of
                                                               Morgan Stanley SICAV; previously Chief Global Operations
                                                               Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Executive Vice       Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief  since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer               Investment Management Inc. and Director of Morgan Stanley
                                                               Trust for over 5 years. Executive Vice President and Chief
                                                               Investment Officer of funds in the Fund Complex. Managing
                                                               Director and Chief Investment Officer of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc. since
                                                               December 2002.

Amy R. Doberman (43)          Vice President       Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                               and the Adviser. Vice President of the Morgan Stanley
                                                               Institutional and Retail Funds since July 2004 and Vice
                                                               President of funds in the Fund Complex since August 2004.
                                                               Previously, Managing Director and General Counsel of
                                                               Americas, UBS Global Asset Management from July 2000 to July
                                                               2004 and General Counsel of Aeltus Investment Management,
                                                               Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary        since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance     Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer              since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                               Advisors Inc. and certain other subsidiaries of Van Kampen
                                                               Investments, Vice President, Chief Financial Officer and
                                                               Treasurer of funds in the Fund Complex and head of Fund
                                                               Accounting for Morgan Stanley Investment Management. Prior
                                                               to December 2002, Executive Director of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (41)          Chief Financial      Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              Officer and          since 2005  since June 2005. Chief Financial Officer and Treasurer of
Oakbrook Terrace, IL 60181    Treasurer                        funds in the Fund Complex since August 2005. Prior to June
                                                               2005, Vice President and Chief Financial Officer of
                                                               Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  17, 117, 217
                                                                CORP ANR 10/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                        RN05-0476P-Y08/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

    (1) The Fund's Code of Ethics is attached hereto as Exhibit 12A.
    (2) Not applicable.
    (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:


          2005
                                                            REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES..........................          $25,200             N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES........          $0                  $280,000(2)
                        TAX FEES..................          $2,500(3)           $58,688(4)
                        ALL OTHER FEES............          $0                  $655,125(5)
              TOTAL NON-AUDIT FEES................          $2,500              $993,813

              TOTAL...............................          $27,700             $993,813


          2004
                                                            REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES..........................          $29,000             N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES........          $0                  $159,500(2)
                        TAX FEES..................          $2,000(3)           $42,141(4)
                        ALL OTHER FEES............          $0                  $222,168(6)
              TOTAL NON-AUDIT FEES................          $2,000              $423,809

              TOTAL...............................           $31,000            $423,809


              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 20041


1.  STATEMENT OF PRINCIPLES

    The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.2

    The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

    For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

    The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

    The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

    The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.



----------

1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter. meanings as defined in the Joint Audit Committee Charter.

    The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.  DELEGATION

    As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.  AUDIT SERVICES

    The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

    In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

    The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.  AUDIT-RELATED SERVICES

    Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

    The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.  TAX SERVICES

    The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

    Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.  ALL OTHER SERVICES

    The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

    The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

    A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

    Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.  PROCEDURES

    All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

    The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.  ADDITIONAL REQUIREMENTS

    The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10. COVERED ENTITIES

    Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


    -  Van Kampen Investments Inc.
    -  Van Kampen Asset Management
    -  Van Kampen Advisors Inc.
    -  Van Kampen Funds Inc.
    -  Van Kampen Investor Services Inc.
    -  Morgan Stanley Investment Management Inc.
    -  Morgan Stanley Trust Company
    -  Morgan Stanley Investment Management Ltd.
    -  Morgan Stanley Investment Management Company
    -  Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Ronald E. Robison
      ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  October 20, 2005


By:    /s/ Phillip G. Goff
       ------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  October 20, 2005